U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.

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  1. Name and address of issuer: Horace Mann Life Insurance Co.
                                 Separate Account
                                 #1 Horace Mann Plaza
                                 Springfield, Il 62715
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  2. Name of each series or class of securities for which this Form is filed:
     Horace Mann Life Insurance Co. Separate Account
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  3. Investment Company Act File Number: 002-24256

     Securities Act File Number: 811-01343
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  4(a). Last day of fiscal year for which this Form is filed:
        December 31, 2017
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  4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
        (See Instruction A.2)

        Not applicable
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  4(c). Check box if this is the last time the issuer will be filing this form.
        Not applicable
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  5. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year
         pursuant to section 24(f):                         $301,873,728

    (ii) Aggregate price of securities redeemed or repurchased during
         the fiscal year:                                   $220,782,288

   (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                                                            $ 0

  (iv) Total available redemption credits [add Items 5(ii) and 5(iii]:
                                                           -$220,782,288

   (v) Net sales--if Item 5(i) is greater than Item 5(iv)[subtract Item 5(iv) from the Item 5(i)]:
                                                            $81,091,440

  (vi) Redemption credits available for use in future years
        -if Item 5(i) is less than Item 5(iv) [subtract Item
        5(iv) from Item 5(i)]:				    $       0


 (vii) Multiplier for determining registration  fee (see
       Instruction C.9):        (.0001245)                X   81,091,440

(viii) Registration fee due [multiply Item 5(v) by Item
       5(vii)] (enter "0" if no fee is due):                $ 10,095.88
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  6. Prepaid Shares:

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other unites) deducted here: If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
                                                            $          0
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  7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                           +$          0
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  8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                           =$  10,095.88
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  9. Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

     Method of Delivery:

  X -Wire Transfer
  -  Mail of other means
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                                  SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



   By (Signature and Title)*/s/Kimberly A. Johnson
                               Controller
                               Horace Mann Life Insurance Co.



  Date: March 14, 2018

  Please print the name and title of the signing officer below the signature.
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